Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya VARIABLE PORTFOLIOS INC
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	vvpi_SupplementTextBlock

VOYA VARIABLE PORTFOLIOS, INC.

Voya Emerging Markets Index Portfolio

(“Portfolio”)

Supplement dated August 22, 2014

to the Portfolio’s Class ADV, Class I, Class S and Class S2 Prospectus (“Prospectus”)

dated May 1, 2014

Effective immediately, the following risk replaces the risk entitled “Index Strategy” of the section entitled “Principal Risks” in the summary section of the Portfolio’s Prospectus and is added to the section entitled “More Information About the Funds — Additional Information About the Risks” in the statutory section of the Portfolio’s Prospectus:

Index Strategy for Voya Emerging Markets Index Portfolio.  The Index selected may underperform the overall market and the Portfolio might fail to track its target Index. The correlation between the Portfolio and Index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. In addition, compliance with recent sanctions imposed by the United States and/or the European Union against certain Russian companies whose securities are included in the Portfolio’s Index may impair the Portfolio’s ability to purchase, sell, receive, deliver or obtain exposure to those securities, and interfere with the Portfolio’s ability to track its Index. The Portfolio’s actual holdings might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Voya Emerging Markets Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vvpi_SupplementTextBlock

VOYA VARIABLE PORTFOLIOS, INC.

Voya Emerging Markets Index Portfolio

(“Portfolio”)

Supplement dated August 22, 2014

to the Portfolio’s Class ADV, Class I, Class S and Class S2 Prospectus (“Prospectus”)

dated May 1, 2014

Effective immediately, the following risk replaces the risk entitled “Index Strategy” of the section entitled “Principal Risks” in the summary section of the Portfolio’s Prospectus and is added to the section entitled “More Information About the Funds — Additional Information About the Risks” in the statutory section of the Portfolio’s Prospectus:

Index Strategy for Voya Emerging Markets Index Portfolio.  The Index selected may underperform the overall market and the Portfolio might fail to track its target Index. The correlation between the Portfolio and Index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. In addition, compliance with recent sanctions imposed by the United States and/or the European Union against certain Russian companies whose securities are included in the Portfolio’s Index may impair the Portfolio’s ability to purchase, sell, receive, deliver or obtain exposure to those securities, and interfere with the Portfolio’s ability to track its Index. The Portfolio’s actual holdings might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.